Benefit Plans and Stock-Based Compensation - Summary of Activity of Stock Option Plans and Arrangements (Detail) - $ / shares	12 Months Ended
	Mar. 27, 2021	Mar. 28, 2020	Mar. 30, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding Beginning balance	704,818	741,060	813,666
Equity cash-out payment			(51,400)
Exercised	(226,853)	(10,000)
Forfeited	(82,818)	(26,242)	(21,206)
Outstanding Ending balance	395,147	704,818	741,060
Outstanding Beginning balance	$ 1.13	$ 1.14	$ 1.13
Equity cash-out payment			1.00
Exercised	1.10	0.78
Forfeited	1.66	1.43	1.11
Outstanding Ending balance	$ 1.04	$ 1.13	$ 1.14